Intangible assets and goodwill - Business Combinations (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 09, 2021
Disclosure of detailed information about business combination [line items]
Provisions for non-income tax risks	$ (1,336)	$ (1,336)
Goodwill arising on acquisition	46,950		$ 1,473
Goodwill/(negative goodwill) arising on acquisition	1,836	1,836	$ 1,501
Total fair value of consideration	67,062
Consideration to be paid	(55,667)
Indirect taxes liability	1,174	$ 679
Game Positive LLC [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of consideration				$ 1
Lightmap Ltd [Member]
Disclosure of detailed information about business combination [line items]
Property and equipment	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,159
Trade and other receivables	2,668
Cash and cash equivalents	1,555
Prepaid tax	260
Total assets	25,604
Lease liabilities - current	(230)
Trade and other payables	(2,160)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
Total liabilities	(5,492)
Total identifiable net assets at fair value	20,112
Goodwill arising on acquisition	46,950
Total fair value of consideration	67,062
Net cash acquired with the subsidiary	1,555
Expected value of the recognized tax risks	1,662
Indirect taxes liability	1,497
Decrease in indirect tax liability	$ 810